Income Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Tax withholdings	€ 161	€ 98
Indirect taxes	817	781
Social security	137	123
Current income taxes payable	1,073	580
Other	372	465
Total	2,560	2,047
Indirect taxes	941	1,073
Current income taxes receivable	507	456
Other	113	147
Total	€ 1,561	€ 1,676